FUND PROFILE

                                  Premium Bond

                                 INVESTOR CLASS

                                November 6, 1998

                        [american century logo(reg.sm)]
                                    American
                                    Century

--------------------------------------------------------------------------------
     This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest. You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site, or visiting one of our Investor Centers.
        See the back cover for additional phone numbers and our address.

                                  BENHAM GROUP


                          AMERICAN CENTURY INVESTMENTS
                                  PREMIUM BOND

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

        Premium  Bond  seeks  a  high  level  of  income  from   investments  in
     longer-term bonds and other debt instruments.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

        The fund invests in a variety of high- and medium-grade debt securities payable in both U.S. and foreign currencies. Generally, bonds make up at least 65% of the fund's assets, and shorter-term debt securities round out the portfolio.

        The fund primarily invests in investment-grade securities, that is, securities rated in the four highest categories by independent rating organizations. However, the fund may invest up to 15% of its assets in fifth-category-rated securities. The fund may also invest in unrated securities if the manager determines that they are of equivalent credit quality.

        Three basic principles of fixed-income investing impact the fund's management.

     * Bond prices generally move in the opposite direction of interest rates.

     * The longer the maturity of a debt security, the higher its yield, but the greater its price volatility and risk.

     * The lower the credit quality of a debt security, the higher its yield, but the greater its price volatility and risk.

        In light of these principles, the fund's managers pay close attention to the interest rate sensitivity and credit quality of the fund's portfolio. "Adjusted duration" is one of the tools they use to gauge how much the value of the fund will change if interest rates change. The higher the adjusted duration number, the more the value of the fund will change if interest rates change. The "weighted average adjusted duration" of the fund's portfolio must be 3.5 years or greater. During periods of rising interest rates, the fund's managers may adopt a shorter portfolio duration in order to reduce the effect of bond price declines on the fund's value. When interest rates are falling and bond prices rising, they may adopt a longer portfolio duration.

        Additional information about Premium Bond's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent six-month period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

     * When interest rates change, the fund's share value will be affected. Generally, when interest rates rise, the fund's share value will decline. The opposite is true when interest rates decline. This interest rate risk is higher for Premium Bond than for funds that have shorter weighted average adjusted durations, such as money market and short-term bond funds.

     * The lowest rated bonds in which the fund may invest, BBB- and BB-rated bonds, contain some speculative characteristics. Having these bonds in the fund's portfolio means the fund's value may go down more if interest rates or other economic conditions change than if the fund contained only higher rated bonds.

     * As with all funds, at any given time, the value of your shares of Premium Bond may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money.

     * An investment in the fund is not a bank deposit, nor is it insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

        In summary, Premium Bond is designed for investors who want a bond fund with the potential for a higher level of income than is generally provided by money market or short-term bond funds. Investors in the fund must be prepared, however, to weather the generally greater price volatility associated with the longer-term bonds that the fund buys.


PREMIUM BOND                                       AMERICAN CENTURY INVESTMENTS


     FUND PERFORMANCE

         The bar chart below shows the actual performance of Premium Bond's Investor Class shares for each calendar year since the fund's inception on April 1, 1993. It indicates the volatility of the fund's historical returns from year to year. Neither it nor the performance information below is intended to indicate how the fund will perform in the future.

     [bar chart to be filed]

     As of September 30, 1998, the end of the most recent calendar quarter, Premium Bond's year-to-date return was _____%.

         The highest and lowest returns of the fund's Investor Class shares for a calendar quarter since the fund's inception on April 1, 1993, are provided in the chart below to indicate the fund's historical short-term volatility.

     [bar chart to be filed]

         The table below shows the average annual return of the fund's Investor Class shares for the periods indicated. The Lehman Aggregate Bond Index, an unmanaged index that reflects no operating costs, is included as a benchmark for long-term performance comparisons. It consists of the Lehman Government/Corporate Index and the Lehman Mortgage-Backed Securities Index and reflects the price fluctuations of Treasury securities, U.S. government agency securities, corporate bond issues and mortgage-backed securities.

                                                 1 YR.      LIFE OF FUND
      AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED SEPTEMBER 30, 1998)
          Premium Bond                           31.15%      19.79%
          Lehman Aggregate Bond Index            30.03%      23.03%

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

         There are no sales loads, fees or other charges to buy fund shares directly from American Century, to reinvest dividends in additional shares, to exchange into the Investor Class shares of other American Century funds, or to redeem your shares. The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

      ANNUAL FUND OPERATING EXPENSES
      (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
           Management Fee                                 0.45%
           Distribution and Service (12b-1) Fees          None
           Other Expenses(1)                              0.00%
           Total Annual Fund Operating Expenses           0.45%

        (1)Other expenses, which include the fees and expenses of the fund's independent directors, their legal counsel, interest and extraordinary expenses, were less than 0.005% for the most recent fiscal year.

           EXAMPLE OF HYPOTHETICAL FUND COSTS
              Assuming you . . .
              * invest $10,000 in the fund
              * redeem your shares at the end of the periods shown below
              * earn a 5% return each year
              * incur the same fund operating expenses shown above
                  . . . your cost of investing in the fund would be:

              1 year     3 years      5 years      10 years
              ---------------------------------------------
              $46        $144         $252         $566

               Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

        American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage our mutual funds. The portfolio managers on the Premium Bond team are:

          NORMAN E. HOOPS, Senior Vice President and Portfolio Manager, has been a member of the team that manages Premium Bond since April 1993. Mr. Hoops joined American Century as Vice President and Portfolio Manager in November 1989. In April 1993, he became Senior Vice President.


FUND PROFILE                                                       PREMIUM BOND


         JEFFREY L. HOUSTON, Portfolio Manager, has been a member of the team that manages Premium Bond since June 1995. Mr. Houston joined American Century as an Investment Analyst in 1990 and was promoted to Portfolio Manager in 1994.

6. HOW DO I BUY FUND SHARES?

    *   Complete and return the enclosed application

    *   Call us and exchange shares from another American Century fund

    *   Call us and send your investment by bank wire transfer

         Your initial investment must be at least $100,000. If the value of your account falls below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

         You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Premium Bond for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

        Premium Bond distributes to its shareholders substantially all of its income and realized capital gains each year. Distributions may be taxable as ordinary income, capital gains, or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

        The fund's managers expect that Premium Bond's distributions will consist primarily of ordinary income. Premium Bond determines and declares as a distribution the net income of the fund at the close of each day. The fund pays this distribution monthly on the last Friday of each month, except for year-end distributions, which the fund pays on the last business day of the year. Premium Bond generally declares and pays distributions from net realized securities gains, if any, once a year, but may make distributions more frequently.

9. WHAT SERVICES ARE AVAILABLE?

         American Century offers several ways to make it easier for you to manage your account, such as:

    *   telephone transactions

    *   wire and electronic funds transfers

    *   24-hour Automated Information Line transactions

    *   24-hour online Internet account access and transactions

         You may find more information about these choices in our Investor Services Guide, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

         Information contained in our Investor Services Guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or through a financial intermediary.

         If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call an Institutional Service Representative at 1-800-345-3533.

--------------------------------------------------------------------------------

[american century logo(reg.sm)]
American
Century

AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

WWW.AMERICANCENTURY.COM

INVESTOR SERVICES
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

INSTITUTIONAL, CORPORATE, KEOGH, SEP/SARSEP,
SIMPLE AND 403(B) SERVICES
1-800-345-3533

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

FAX
816-340-7962

                                                         Funds Distributor, Inc.
                                  (c) 1998 American Century Services Corporation

SH-BRO-13771   9811

                                  FUND PROFILE

                           Premium Government Reserve

                                 INVESTOR CLASS

                                November 6, 1998

                        [american century logo(reg.sm)]
                                    American
                                    Century

   This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest. You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our Investor Centers.
        See the back cover for additional phone numbers and our address.

                                  BENHAM GROUP


                          AMERICAN CENTURY INVESTMENTS
                           PREMIUM GOVERNMENT RESERVE

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

         Premium Government Reserve is a money market fund that seeks to earn the highest level of current income while preserving the value of your investment.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

         The fund earns its income by investing in very short-term U.S. government securities. These securities are short-term obligations of the U.S. government, its agencies and instrumentalities.

         Additional information about Premium Government Reserve's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent six-month period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    * An investment in the fund is not a bank deposit, nor is it insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

    * Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in it.

    * Because very short-term securities are among the safest securities available, the interest they pay is among the lowest for income-paying securities. Accordingly, the yield on this fund will likely be lower than for funds that invest in longer-term or lower-quality securities.

     FUND PERFORMANCE

         The bar chart below shows the actual performance of Premium Government Reserve's Investor Class shares for each calendar year since the fund's inception on April 1, 1993. It indicates the volatility of the fund's historical returns from year to year. Neither it nor the performance information below is intended to indicate how the fund will perform in the future.

     [bar chart to be filed]

     As of September 30, 1998, the end of the most recent calendar quarter, Premium Government Reserve's year-to-date return was ____%.

         The highest and lowest returns of the fund's Investor Class shares for a calendar quarter since the fund's inception on April 1, 1993, are provided in the chart below to indicate the fund's historical short-term volatility.

     [bar chart to be filed]

         The table on the next page shows the average annual return of the fund's Investor Class shares for the periods indicated. The 90-Day Treasury Bill Index, an unmanaged index that reflects no operating costs, is included as a benchmark for long-term performance comparisons. It is derived from secondary market interest rates as published by the Federal Reserve Bank.


PREMIUM GOVERNMENT RESERVE                          AMERICAN CENTURY INVESTMENTS


                                                    1 YR.        LIFE OF FUND
      AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED SEPTEMBER 30, 1998)
           Premium Government Reserve              31.15%          19.79%
           90-Day Treasury Bill Index              30.03%          23.03%

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

         There are no sales loads, fees or other charges to buy fund shares directly from American Century, to reinvest dividends in additional shares, to exchange into the Investor Class shares of other American Century funds, or to redeem your shares. The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

      ANNUAL FUND OPERATING EXPENSES
      (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
           Management Fee                                 0.45%
           Distribution and Service (12b-1) Fees           None
           Other Expenses(1)                              0.00%
           Total Annual Fund Operating Expenses           0.45%

        (1)Other expenses, which include the fees and expenses of the fund's independent directors, their legal counsel, interest and extraordinary expenses, were less than 0.005% for the most recent fiscal year.

           EXAMPLE OF HYPOTHETICAL FUND COSTS
              Assuming you . . .
              * invest $10,000 in the fund
              * redeem your shares at the end of the periods shown below
              * earn a 5% return each year
              * incur the same fund operating expenses shown above
                  . . . your cost of investing in the fund would be:

           1 year          3 years        5 years           10 years
           ----------------------------------------------------------
            $46             144            $252               $566

         Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

         American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage our mutual funds. The portfolio managers on the Premium Government Reserve team are:

         AMY O'DONNELL, Portfolio Manager, has been a member of the team that manages Premium Government Reserve since April 1997. Ms. O'Donnell joined American Century in 1987, becoming a member of its portfolio department in 1988. In 1992 she assumed her current position as a Portfolio Manager.

         DENISE TABACCO, Portfolio Manager, has been a member of the team that manages Premium Government Reserve since November 1996. Ms. Tabacco joined American Century in 1988, becoming a member of its portfolio department in 1991. In 1995 she assumed her current position as a Portfolio Manager.

6. HOW DO I BUY FUND SHARES?

    *   Complete and return the enclosed application

    *   Call us and exchange shares from another American Century fund

    *   Call us and send your investment by bank wire transfer

         Your initial investment must be at least $100,000. If the value of your account falls below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

         You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Premium Government Reserve for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.


FUND PROFILE                                         PREMIUM GOVERNMENT RESERVE


8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

         Dividends are declared and available for redemption daily. You may elect to have distributions automatically deposited back into your Premium Government Reserve account, sent directly to your bank account or sent to you by check. Because the fund is a money market fund, its distributions generally will be taxed as ordinary income. If the fund's share price were to go up or down, its annual distributions also could include capital gains or losses.

9. WHAT SERVICES ARE AVAILABLE?

         American Century offers several ways to make it easier for you to manage your account, such as:

    *   telephone transactions

    *   wire and electronic funds transfers

    *   24-hour Automated Information Line transactions

    *   24-hour online Internet account access and transactions

         You may find more information about these choices in our Investor Services Guide, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

         Information contained in our Investor Services Guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or through a financial intermediary.

         If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call an Institutional Service Representative at 1-800-345-3533.

----------------------------------------------------------------------------

[american century logo(reg.sm)]
American
Century


AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

WWW.AMERICANCENTURY.COM

INVESTOR SERVICES
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

INSTITUTIONAL, CORPORATE, KEOGH, SEP/SARSEP,
SIMPLE AND 403(B) SERVICES
1-800-345-3533

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

FAX
816-340-7962

                                                         Funds Distributor, Inc.
                                  (c) 1998 American Century Services Corporation

SH-BRO-13773   9811

                                  FUND PROFILE

                             Premium Capital Reserve

                                 INVESTOR CLASS

                                November 6, 1998

                        [american century logo(reg.sm)]
                                    American
                                    Century

--------------------------------------------------------------------------------
     This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest. You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site, or visiting one of our Investor Centers.
        See the back cover for additional phone numbers and our address.

                                  BENHAM GROUP


                          AMERICAN CENTURY INVESTMENTS

                             PREMIUM CAPITAL RESERVE

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

        Premium Capital Reserve is a money market fund that seeks to earn the highest level of current income while preserving the value of your investment.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

        The fund earns its income by investing in high-quality,  cash-equivalent
     securities.   These   securities  are  short-term   obligations  of  banks,
     governments and corporations that are payable in U.S. dollars.

        Additional information about Premium Capital Reserve's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent six-month period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    *An investment in the fund is not a bank deposit, nor is it insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

    *Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in it.

    *Because   cash-equivalent   securities  are  among  the  safest  securities
     available, the interest they pay is among the lowest for income-paying securities. Accordingly, the yield on this fund will likely be lower than for funds that invest in longer-term or lower-quality securities.

     FUND PERFORMANCE

        The bar chart below shows the actual performance of Premium Capital Reserve's Investor Class shares for each calendar year since the fund's inception on April 1, 1993. It indicates the volatility of the fund's historical returns from year to year. Neither it nor the performance information below is intended to indicate how the fund will perform in the future.

     [bar chart to be filed]

     As of September 30, 1998, the end of the most recent calendar quarter, Premium Capital Reserve's year-to-date return was _____%.

        The highest and lowest returns of the fund's Investor Class shares for a calendar quarter since the fund's inception on April 1, 1993, are provided in the chart below to indicate the fund's historical short-term volatility.

     [bar chart to be filed]

PREMIUM CAPITAL RESERVE                           AMERICAN CENTURY INVESTMENTS


        The table below shows the average annual return of the fund's Investor Class shares for the periods indicated. The 90-Day Treasury Bill Index, an unmanaged index that reflects no operating costs, is included as a benchmark for long-term performance comparisons. It is derived from secondary market interest rates as published by the Federal Reserve Bank.

                                           1 YR.      LIFE OF FUND
      AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED SEPTEMBER 30, 1998)
          Premium Capital Reserve          31.15%       19.79%
          90-Day Treasury Bill Index       30.03%       23.03%

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

        There are no sales loads, fees or other charges to buy fund shares directly from American Century, to reinvest dividends in additional shares, to exchange into the Investor Class shares of other American Century funds, or to redeem your shares. The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

      ANNUAL FUND OPERATING EXPENSES
      (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
           Management Fee                                 0.45%
           Distribution and Service (12b-1) Fees           None
           Other Expenses(1)                              0.00%
           Total Annual Fund Operating Expenses           0.45%

        (1)Other expenses, which include the fees and expenses of the fund's independent directors, their legal counsel, interest and extraordinary expenses, were less than 0.005% for the most recent fiscal year.

           EXAMPLE OF HYPOTHETICAL FUND COSTS
              Assuming you . . .
              * invest $10,000 in the fund
              * redeem your shares at the end of the periods shown below
              * earn a 5% return each year
              * incur the same fund operating expenses shown above
                  . . . your cost of investing in the fund would be:

            1 year       3 years      5 years      10 years
           -------------------------------------------------
             $46          $144         $252         $566

               Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

        American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage our mutual funds. The portfolio managers on the Premium Capital Reserve team are:

        DENISE TABACCO, Portfolio Manager, has been a member of the team that manages Premium Capital Reserve since November 1996. Ms. Tabacco joined American Century in 1988, becoming a member of its portfolio department in 1991. In 1995 she assumed her current position as a Portfolio Manager.

        JOHN F. WALSH, Portfolio Manager, has been a member of the team that manages Premium Capital Reserve since May 1997. Mr. Walsh joined American Century in February 1996 as an Investment Analyst, a position he held until May 1997. At that time he was promoted to Portfolio Manager. Prior to joining American Century, Mr. Walsh served as an Assistant Vice President and Analyst at First Interstate Bank, Los Angeles, California.

6. HOW DO I BUY FUND SHARES?

      * Complete and return the enclosed application

      * Call us and exchange shares from another American Century fund

      * Call us and send your investment by bank wire transfer

        Your initial investment must be at least $100,000. If the value of your account falls below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

        You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Premium Capital Reserve for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.


FUND PROFILE                                           PREMIUM CAPITAL RESERVE


8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

        Dividends are declared and available for redemption daily. You may elect to have distributions automatically deposited back into your Premium Capital Reserve account, sent directly to your bank account or sent to you by check. Because the fund is a money market fund, its distributions generally will be taxed as ordinary income. If the fund's share price were to go up or down, its annual distributions also could include capital gains or losses.

9. WHAT SERVICES ARE AVAILABLE?

        American Century offers several ways to make it easier for you to manage your account, such as:

      * telephone transactions

      * wire and electronic funds transfers

      * 24-hour Automated Information Line transactions

      * 24-hour online Internet account access and transactions

        You may find more information about these choices in our Investor Services Guide, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

        Information contained in our Investor Services Guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or through a financial intermediary.

        If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call an Institutional Service Representative at 1-800-345-3533.

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[american century logo(reg.sm)]
American
Century

AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

WWW.AMERICANCENTURY.COM

INVESTOR SERVICES
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

INSTITUTIONAL, CORPORATE, KEOGH, SEP/SARSEP,
SIMPLE AND 403(B) SERVICES
1-800-345-3533

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

FAX
816-340-7962

                                                         Funds Distributor, Inc.
                                  (c) 1998 American Century Services Corporation

SH-BRO-13772   9811